Note 16 - Restricted Cash (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Bank guarantee security deposit	632	816	-	-
Preferred supplier agreement escrow	-	503	-	-
Total	632	1,319	-	-